RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Revenues	$ 11,191	$ 10,441
Expenses:
Cost of sales	2,354	3,025
Operating expenses:
Research and development, net	3,071	3,086
Sales and marketing, net	3,587	3,721
General and administrative	1,206	1,136
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	62	12
Expenses:
Cost of sales	21	28
Operating expenses:
Research and development, net	128	105
Sales and marketing, net	59	85
General and administrative	$ 28	$ 35